STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (421,194)
Changes in operating assets and liabilities:
Change in accounts payable	106,058
Net cash used in operating activities	(404,091)
Cash flows from financing activities:
Proceeds from issuance of common stock	25,000
Net cash provided by financing activities	51,575,279
Net increase (decrease) in cash	259,228
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD	259,228
Varian Biopharmaceuticals [Member]
Cash flows from operating activities
Net loss	(1,476,991)	(593,709)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash stock compensation expense	11	672
Changes in operating assets and liabilities:
Change in prepaid expenses	(17,563)
Change in accounts payable	(328,108)	394,451
Change in accrued expenses	434,244	177,500
Net cash used in operating activities	(1,388,407)	(21,086)
Cash flows from financing activities:
Proceeds from loans from related parties	526,511	21,396
Proceeds from loans from parent	864,438
Cash used to repurchase common stock	(26)
Proceeds from issuance of common stock		1,728
Net cash provided by financing activities	1,390,923	23,124
Net increase (decrease) in cash	2,516	2,038
CASH, BEGINNING OF PERIOD	2,038
CASH, END OF PERIOD	4,554	2,038
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Common stock issued in exchange for amounts due to parent	$ 864,438